Employee Stock Plans	12 Months Ended
Feb. 01, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock Plans
EMPLOYEE STOCK PLANS
The Home Depot, Inc. Amended and Restated 2005 Omnibus Stock Incentive Plan ("2005 Plan") and The Home Depot, Inc. 1997 Omnibus Stock Incentive Plan ("1997 Plan" and collectively with the 2005 Plan, the "Plans") provide that incentive and non-qualified stock options, stock appreciation rights, restricted stock, performance shares, performance units and deferred shares may be issued to selected associates, officers and directors of the Company. Under the 2005 Plan, the maximum number of shares of the Company’s common stock authorized for issuance is 255 million shares, with any award other than a stock option or stock appreciation right reducing the number of shares available for issuance by 2.11 shares. As of February 1, 2015, there were 141 million shares available for future grants under the 2005 Plan. No additional equity awards could be issued from the 1997 Plan after the adoption of the 2005 Plan on May 26, 2005.
Under the terms of the Plans, incentive stock options and non-qualified stock options must have an exercise price at or above the fair market value of the Company’s stock on the date of the grant. Typically, incentive stock options and non-qualified stock options vest at the rate of 25% per year commencing on the first or second anniversary date of the grant and expire on the tenth anniversary date of the grant. Additionally, certain stock options may become non-forfeitable upon the associate reaching age 60, provided the associate has had five years of continuous service. The Company recognized $23 million, $24 million and $23 million of stock-based compensation expense in fiscal 2014, 2013 and 2012, respectively, related to stock options.
Restrictions on the restricted stock issued under the Plans generally lapse according to one of the following schedules: (1) the restrictions on the restricted stock lapse over various periods up to five years, (2) the restrictions on 25% of the restricted stock lapse upon the third and sixth anniversaries of the date of issuance with the remaining 50% of the restricted stock lapsing upon the associate’s attainment of age 62, or (3) the restrictions on 25% of the restricted stock lapse upon the third and sixth anniversaries of the date of issuance with the remaining 50% of the restricted stock lapsing upon the earlier of the associate’s attainment of age 60 or the tenth anniversary of the grant date. The Company has also granted performance shares under the Plans, the payout of which is dependent on the Company’s performance against target average return on invested capital and operating profit over a three-year performance cycle. Additionally, certain awards may become non-forfeitable upon the associate's attainment of age 60, provided the associate has had five years of continuous service. The fair value of the restricted stock and performance shares is expensed over the period during which the restrictions lapse. The Company recorded stock-based compensation expense related to restricted stock and performance shares of $168 million, $171 million and $166 million in fiscal 2014, 2013 and 2012, respectively.
In fiscal 2014, 2013 and 2012, there were an aggregate of 206 thousand, 223 thousand and 313 thousand deferred shares, respectively, granted under the Plans. For associates, each deferred share entitles the individual to one share of common stock to be received up to five years after the grant date of the deferred shares, subject to certain deferral rights of the associate. Additionally, certain awards may become non-forfeitable upon the associate reaching age 60, provided the associate has had five years of continuous service. The Company recorded stock-based compensation expense related to deferred shares of $14 million, $14 million and $13 million in fiscal 2014, 2013 and 2012, respectively.
The Company maintains two Employee Stock Purchase Plans ("ESPPs") (U.S. and non-U.S. plans). The plan for U.S. associates is a tax-qualified plan under Section 423 of the Internal Revenue Code. The non-U.S. plan is not a Section 423 plan. As of February 1, 2015, there were 24 million shares available under the plan for U.S associates and 19 million shares available under the non-U.S. plan. The purchase price of shares under the ESPPs is equal to 85% of the stock’s fair market value on the last day of the purchase period, which is a six-month period ending on December 31 and June 30 of each year. During fiscal 2014, there were 1 million shares purchased under the ESPPs at an average price of $77.15. Under the outstanding ESPPs as of February 1, 2015, employees have contributed $15 million to purchase shares at 85% of the stock’s fair market value on the last day (June 30, 2015) of the current purchase period. The Company recognized $20 million, $19 million and $16 million of stock-based compensation expense in fiscal 2014, 2013 and 2012, respectively, related to the ESPPs.
In total, the Company recorded stock-based compensation expense, including the expense of stock options, restricted stock, performance shares, deferred shares and ESPP shares, of $225 million, $228 million and $218 million, in fiscal 2014, 2013 and 2012, respectively.
The following table summarizes stock options outstanding at February 1, 2015, February 2, 2014 and February 3, 2013, and changes during the fiscal years ended on these dates (shares in thousands):

	Number of Shares	Weighted Average Exercise Price
Outstanding at January 29, 2012	33,170	$35.32
Granted	2,376	49.89
Exercised	(18,119)	38.24
Canceled	(810)	35.27
Outstanding at February 3, 2013	16,617	$34.23
Granted	1,704	69.91
Exercised	(4,240)	31.71
Canceled	(122)	43.80
Outstanding at February 2, 2014	13,959	$39.26
Granted	1,912	81.84
Exercised	(4,387)	32.41
Canceled	(439)	56.26
Outstanding at February 1, 2015	11,045	$48.68

The total intrinsic value of stock options exercised was $234 million, $181 million and $246 million in fiscal 2014, 2013 and 2012, respectively. As of February 1, 2015, there were approximately 11 million stock options outstanding with a weighted average remaining life of six years and an intrinsic value of $616 million. As of February 1, 2015, there were approximately 4 million stock options exercisable with a weighted average exercise price of $31.99, a weighted average remaining life of four years, and an intrinsic value of $292 million. As of February 1, 2015, there were approximately 9 million stock options vested or expected to ultimately vest. As of February 1, 2015, there was $39 million of unamortized stock-based compensation expense related to stock options, which is expected to be recognized over a weighted average period of two years.
The following table summarizes restricted stock and performance shares outstanding at February 1, 2015, February 2, 2014 and February 3, 2013, and changes during the fiscal years ended on these dates (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at January 29, 2012	15,741	$31.81
Granted	3,965	49.18
Restrictions lapsed	(5,295)	30.62
Canceled	(1,172)	35.29
Outstanding at February 3, 2013	13,239	$37.18
Granted	3,092	68.44
Restrictions lapsed	(5,048)	30.67
Canceled	(827)	46.53
Outstanding at February 2, 2014	10,456	$48.82
Granted	2,963	76.71
Restrictions lapsed	(4,119)	39.90
Canceled	(804)	59.55
Outstanding at February 1, 2015	8,496	$61.86

As of February 1, 2015, there was $297 million of unamortized stock-based compensation expense related to restricted stock and performance shares, which is expected to be recognized over a weighted average period of two years. The total fair value of restricted stock and performance shares vesting during fiscal 2014, 2013 and 2012 was $334 million, $353 million and $265 million, respectively.